Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Valuation allowance	$ (4,858)
Operating loss carryforwards	17,700
Operating Loss Carryforwards new york state and new yorkcity	9,900
Taxes payable	62
Federal operating Loss Carryforwards	10,100
Amortization of deferred property taxes	$ 1,074
Operating Loss Carry Forwards Expiration Date Description	The expected expiration dates of these net operating losses are the years 2024 through 2033.